BRIGHTHOUSE LIFE INSURANCE COMPANY

BRIGHTHOUSE SEPARATE ACCOUNT A

BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C

BRIGHTHOUSE VARIABLE LIFE ACCOUNT A

BRIGHTHOUSE VARIABLE LIFE ACCOUNT ONE

BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B

NEW ENGLAND LIFE INSURANCE COMPANY

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT

Supplement Dated June 8, 2026 for the variable contracts listed below

This supplement describes certain changes that occurred with respect to the Brighthouse/Artisan Mid Cap Value
Portfolio (the “Portfolio”) offered as an investment option for the variable contracts listed below issued by
Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY, and New England Life Insurance
Company (“we” or “us”). This supplement should be read in its entirety and kept for future reference. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the initial summary prospectus, updating summary prospectus, statutory prospectus, or disclosure document
(“Regulatory Documents”).

Effective on or about June 1, 2026, the subadviser for the Portfolio changed from Artisan Partners Limited
Partnership to Invesco Advisers, Inc. Additionally, the name of the Portfolio changed to Invesco Value Opportunities
Portfolio. The following changes are made to your Regulatory Documents:

Former Portfolio Name and Subadviser	New Portfolio Name and Subadviser
Brighthouse/Artisan Mid Cap Value Portfolio Subadviser: Artisan Partners Limited Partnership.	Invesco Value Opportunities Portfolio Subadviser: Invesco Advisers, Inc.

Accordingly, all further references to Artisan Partners Limited Partnership or Brighthouse/Artisan Mid Cap Value
Portfolio contained in the Regulatory Documents, are changed to Invesco Advisers, Inc. or Invesco Value
Opportunities Portfolio, respectively.

Further, for more information, see the Brighthouse Funds Trust II supplement dated May 29, 2026.

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Supplement for the following variable contracts:

BRIGHTHOUSE SEPARATE ACCOUNT A

Series C (offered between September 4, 2001 and October 7, 2011)	SecurAnnuity
Series L (offered between November 22, 2004 and October 7, 2011)	Series XTRA 6
Series L-4 (offered between November 22, 2004 and October 7, 2011)	Series VA-4 (offered between May 1, 2011 and October 7, 2011)
Series VA (offered between March 22, 2001 and October 7, 2011)	Series VA (offered between October 7, 2011 and May 1, 2016)
Series XC	Series VA-4 (offered between October 7, 2011 and May 1, 2016)
Series S and Series S - L Share Option (offered between April 30, 2007 and October 7, 2011)	Series L - 4 Year (offered between October 7, 2011 and April 28, 2013)
Series XTRA	Series C (offered on and after October 7, 2011)
Flexible Bonus	Series S and Series S - L Share Option (offered between October 7, 2011 and May 1, 2016)
Retirement Companion	Series L - 4 Year (offered on and after April 29, 2013)
Smart Choice	Series S and Series S – L Share Option (offered on and after May 2, 2016)
Flexible Value Annuity	Series VA (offered on and after May 2, 2016)
Ultimate Annuity	Series VA - 4 (offered on and after May 2, 2016)

BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

Premier Advisers - Class II Annuity	Premier Advisers II Annuity

Premier Advisers Annuity

BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C

Class C; Class C (CA)	Class XC; Class XC (CA)
Class L; Class L (CA)	Class VA ; Class VA (CA)
Class L-4 Year; Class L-4 Year (CA)

BRIGHTHOUSE VARIABLE LIFE ACCOUNT A

Equity Advantage VUL

BRIGHTHOUSE VARIABLE LIFE ACCOUNT ONE

Class VL; Class VL (CA)

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BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B

Class C (offered between September 4, 2001 and October 7, 2011)	Class VA (offered between October 7, 2011 and May 1, 2016)
Class L	Class VA - 4 (offered between October 7, 2011 and May 1, 2016)
Class L - 4 Year (offered between November 22, 2004 and October 7, 2011)	Class L 4-Year (offered between October 7, 2011 and April 28, 2013)
Class VA (offered between June 15, 2001 and October 7, 2011)	Class C (offered on and after October 7, 2011)
Class XC	Class S and Class S - L Share Option (offered between October 7, 2011 and May 1, 2016)
Class VA	Class L - 4 Year (offered on and after April 29, 2013)
Class S and Class S – L Share Option (offered between April 30, 2007 and October 7, 2011)	Class S and Class S – L Share Option (offered on and after May 2, 2016)
Class XTRA	Class VA (offered on and after May 2, 2016)
Class XTRA 6	Class VA-4 (offered on and after May 2, 2016)

Class VA-4 (offered between May 1, 2001 and October 7, 2011)

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

American Forerunner Series®	American Growth Series
American Growth Series - 1

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT

American Gateway Series	Zenith Survivorship Life
Enterprise Executive Advantage	Zenith Survivorship Life Plus
Zenith Executive Advantage 2000	Zenith Survivorship Life 2002
Zenith Executive Advantage Plus	Zenith Life Plus II
Zenith Executive Advantage	Zenith Life
Zenith Flexible Life	Zenith Life Executive 65
Zenith Flexible Life 2001	Zenith Life One
Zenith Flexible Life 2002	Zenith Variable Whole Life
Zenith Life Plus

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

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